STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTIONS

	2023
	Shares		Price (1)	Term (2)

Outstanding, at December 31, 2022	145		$72.25	3.3
Granted	16		-
Forfeited	(24)		-
Exercised	-		-

Outstanding, at September 30	137	(3)	69.75	3.7

Exercisable, at September 30	88	(4)	85.75	3.1

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	As of September 30, 2023, the aggregate intrinsic value of stock options outstanding was $0.

(4)	As of September 30, 2023, the aggregate intrinsic value of exercisable stock options was $0.

	2022				2021
	Shares		Price(1)	Term(2)	Shares		Price(1)	Term(2)

Outstanding, beginning of year	114		$124.00	3.3	92		$121.00	1.3
Grants	79		25.25		39		130.75
Forfeited/cancelled	(48)		134.50		(9)		156.25
Exercised	-		-		(8	)(3)	41.25

Outstanding, at December 31	145	(4)	72.25	3.3	114	(4)	124.00	3.3

Exercisable, at December 31	90	(5)	75.50	3.4	76	(5)	113.25	2.7

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	On the respective exercise dates as of December 31, 2021, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.

(4)	As of December 31, 2022 and 2021, the aggregate intrinsic value of stock options outstanding was $0.

(5)	As of December 31, 2022 and 2021, the aggregate intrinsic value of exercisable stock options was $0.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
	2022	2021

Grant date closing price of common stock	$25.25	$130.75
Expected term (years)	3.5	3.5
Risk-free interest rate	3.4%	0.8%
Volatility	112%	141%
Dividend yield	0%	0%

SCHEDULE OF WARRANT OUTSTANDING

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the nine months ended September 30, 2023 (shares in thousands):

	2023
	Shares		Price (1)	Term (2)

Outstanding, at December 31, 2022	145		$136.8	2.5
Grants of warrants:
Consultants for services	86	(3)
Private placement	453	(4)
Exercised	(187	)(5)
Forfeited	(2)
Outstanding, September 30	496	(6)	59.5	5.7

Exercisable, September 30	429	(7)	62.2	3.9

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In February 2023, the Company granted warrants to consultants in exchange for business development, product development and distribution. Warrants issued in February 2023 provide for the purchase of an aggregate of 84,000 shares of common stock at an exercise price of $22.75 and $15.25 per share with a fair value of approximately $1.3 million which will be recognized upon the achievement of performance metrics and milestones. In June 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in June 2023 provide for the purchase of an aggregate of 1,500 shares of common stock at an exercise price of $10.25 per share at a fair value of approximately $0.1 million which will be recognized upon the achievement of performance metrics and milestones. In August 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in August 2023 provide for the purchase of an aggregate of 900 shares of common stock at an exercise price of $8.50 per share at a fair value of approximately less than $0.1 million which will be recognized per the vesting schedule. For the nine months ended September 30, 2023, the Company recognized expense of $0.7 million.

(4)	In January 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 186,667 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 266,667 shares of common stock at an exercise price of $30 per share with a fair value of approximately $14.5 million which was recognized as warrant liability at the time of issuance.

(5)	In March 2023, the Company issued an aggregate of 186,667 shares of common stock from the exercise of warrants previously issued in January 2023.

(6)	As of September 30, 2023, the aggregate intrinsic value of warrants outstanding was $0.

(7)	As of September 30, 2023, the aggregate intrinsic value of warrants exercisable was $0.

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the years ended December 31, 2022 and 2021 (shares in thousands):

	2022				2021
	Shares		Price(1)	Term(2)	Shares		Price(1)	Term(2)

Outstanding, beginning of year	102		$186.00	3.1	78		$109.50	4.2
Grants of warrants:
Consultants for services	42	(3)	26.25		15		189.00
Acquisition of assets	-				9		189.00

Outstanding, December 31	144	(4)	$137.50	2.6	102	(4)	$186.00	3.1

Exercisable, December 31	124	(5)	$145.00	2.5	92	(5)	$185.50	3.1

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In February, 2022, the Company granted warrants to consultants in exchange for marketing, business development, investor relations and communication services. Warrants issued in February 2022 provide for the purchase of an aggregate of 3,200 shares of Common Stock and are exercisable at $81.75 per share. The aggregate fair value of the February warrants amounted to $0.1 million, which is being recognized over the period that the services are provided. In May, 2022, the Company granted warrants to consultants in exchange for marketing and business development services. Warrants issued in May 2022 provide for the purchase of an aggregate of 5,200 shares of Common Stock and are exercisable at $32.25 per share. The aggregate fair value of the May warrants amounted to $0.1 million, which is being recognized over the period that the services are provided. Warrants issued in December 2022 provide for the purchase of an aggregate of 34,000 shares of Common Stock and are exercisable at $12.00 per share. The aggregate fair value of the December warrants amounted to $0.2 million, which is being recognized over the period that the services are provided or according to the vesting schedule. For the year ended December 31, 2022, the Company recognized expense of $0.7 million.

(4)	As of December 31, 2022 and 2021, the aggregate intrinsic value of warrants outstanding was $0.

(5)	As of December 31, 2022 and 2021, the aggregate intrinsic value of warrants exercisable was $0.

Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE

2023

Measurement date closing price of Common Stock (1)	$18.25
Contractual term (years) (2)	5.0
Risk-free interest rate	4.2%
Volatility	102%
Dividend yield	0%

(1)	Weighted average grant price.

(2)	The valuation of warrants is based on the expected term.

	2022	2021

Measurement date closing price of Common Stock (1)	$19.75	$186.00
Contractual term (years) (2)	5.0	2.6
Risk-free interest rate	3.6%	0.3%
Volatility	102%	138%
Dividend yield	0%	0%

(1)	Weighted average grant price.

(2)	The valuation of warrants is based on the contractual term of the warrant rather than the expected term.

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
September 30, 2023

Grant date closing price of Common Stock	$10.00
Expected term (years)	3.5
Risk-free interest rate	3.9%
Volatility	102%
Dividend yield	0%